Alger Small Cap Growth Institutional Fund Investment Objectives and Goals - Class I R Shares [Member] - Alger Small Cap Growth Institutional Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alger Small Cap Growth Institutional Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Alger Small Cap Growth Institutional Fund seeks long-term capital appreciation.